Award Timing Disclosure	12 Months Ended
Mar. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

During the year ended March 31, 2025, the Company did not award options to a named executive officer in the period beginning four business day before the filing of a periodic report on Form 10-Q for Form 10-K, or the filing or furnishing of a current report on Form 8-K that discloses material nonpublic information and ending one business day after the filing or furnishing of such report.